Schedule of Discontinued Operations Condensed Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Income from discontinued operations, before tax						$ 220
Income tax expense	62	65	175	194	250	308
Loss from discontinued operations, net of tax	$ (62)	$ (65)	$ (175)	$ (194)	$ (250)	$ (88)